Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Summary of Categories of Share Options) (Details) - Sogou 2017 Share Incentive Plan [Member] shares in Thousands	Dec. 31, 2019 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	969
Number of shares under granted share options for purposes of share-based compensation expense	847
Number of shares under vested and exercisable share options	169
Number of shares under exercised share options	48
Performance-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	140
Number of shares under granted share options for purposes of share-based compensation expense	18
Number of shares under vested and exercisable share options	14
Number of shares under exercised share options	0
Service-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	829
Number of shares under granted share options for purposes of share-based compensation expense	829
Number of shares under vested and exercisable share options	155
Number of shares under exercised share options	48